Income tax	12 Months Ended
Dec. 31, 2021
Income tax
Income tax

6.   Income tax

The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Current tax (benefit) expense	$12,487	3,832	$4,126
Deferred tax (benefit) expense for
Change in temporary differences	3,293	3,144	3,341
Tax loss and tax credit carried forward	(28)	393	(196)
Impact of change in tax rates	538	(1,809)	—
Change in valuation allowance	—	4	4
Total deferred tax (benefit) expense	3,803	1,732	3,149
Total income tax (benefit) expense	$16,290	5,564	$7,275

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Cash flow hedge derivative instruments	$187	262	$389
Deferred tax (benefit) expense recognized in OCI	$187	262	$389

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Income before tax	$76,285	68,709	$60,016
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	6,372	6,781	5,425
Permanent differences:
Tax audit: disallowance prior year interest expense	2,741	—	—
Tax audit, amended tax return and changes in uncertain tax position, net	6,326	385	558
Non-deductible interest expense	—	571	1,477
Non-deductible withholding tax	984	625	717
Non-deductible loss on derivatives	(37)	(114)	120
Tax exemptions	(13)	(13)	(13)
Non-deductible other financial items	102	(106)	194
Other non-deductible costs	237	(18)	45
Tax credits	(960)	(742)	(1,252)
Impact of change in tax rate on deferred tax assets and deferred tax liabilities	538	(1,809)	—
Adjustment for valuation allowance	—	4	4
Tax expense (benefit) for year	$16,290	5,564	$7,275

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Deferred tax assets:
Accrued liabilities and other payables	$177	$124
Derivative instruments	273	422
Other equipment	10	8
Tax credits carried forward	1,448	1,421
Tax loss carryforward	29	32
Valuation allowance	(29)	(32)

Deferred tax liabilities:
Accrued interest income	(5,300)	(4,575)
Accrued liabilities and other payables	(478)	(400)
Financing lease	(14,448)	(11,328)
Deferred tax assets (liabilities), net	$(18,318)	$(14,328)

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership's subsidiaries incorporated in Singapore, Indonesia, Colombia and Cyprus are subject to tax on their income, and one of the Partnership's non-Colombian subsidiaries is subject to tax on certain Colombian source income. For the years ended December 31, 2021,

2020 and 2019, the income tax expense principally related to subsidiaries in Indonesia, Singapore and Colombia. The Singapore subsidiary’s taxable income mainly arises from internal interest income. The charterer in Colombia pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries that own and operate the Höegh Grace. The tax payments are a mechanism for advance collection of part of the income taxes for the Colombian subsidiary and a final income tax on Colombian source income for the non-Colombian subsidiary. The Partnership concluded these third-party payments to the tax authorities represent income taxes that must be accounted for under the guidance for income taxes. The amount of non-cash income tax expense was $889, $867 and $867 for the years ended December 31, 2021, 2020 and 2019.

In late June 2021, the tax audit for the Indonesian subsidiary’s 2019 tax return was completed. The main finding was that an internal promissory note was reclassified from debt to equity such that 100% of the accrued interest was disallowed as a tax deduction. The Partnership and its Indonesian subsidiary disagree with the conclusion of the tax audit and the Indonesian subsidiary filed an Objection Request with the Central Jakarta Regional Tax office on September 24, 2021. The audit findings result in an increase in current tax expense for the additional amount due for 2019 and an increase in the uncertain tax position for the open years that remain subject to a potential tax audit in Indonesia. The as-filed tax position for the open tax years was to take a tax deduction for the interest expense on the promissory note. The Partnership and its Indonesian subsidiary disagree with the conclusion from the tax audit to reclassify from debt to equity. However, the Partnership and its Indonesian subsidiary may not be successful in the appeal and the additional tax for 2019 of $2,741 including penalties is expensed and was paid in July 2021. Accordingly, the Indonesian subsidiary recorded an increase in the tax provision, or liability, of $9,543 during 2021 for the potential future obligation to the tax authorities for a disallowed interest deduction for the years 2017, 2018, 2020 and 2021. During 2021, the Indonesian subsidiary recorded a decrease in the tax provision of $3,217 for the expiration of the statute of limitations for 2016.

On April 1, 2022, the Partnership’s Colombian subsidiary received a notification from the Tax Administration of Cartagena assessing a penalty of approximately $1.8 million for failure to file the 2016 to 2018 ICT returns. Refer to note 17 under “Claims and Contingencies” and “Colombian Municipal Industry and Commerce Tax” for details and management’s assessment.

For the years ended December 31, 2021 and 2020, there was an increase to the uncertain tax position of $6,326 and $385, respectively, for a tax position to be taken in the 2021 and 2020 tax return which is not more-likely-than-not to be sustained. As of December 31, 2021 and 2020, the unrecognized tax benefits were $8,994 and $2,668, respectively.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. Changes in the unrecognized tax benefits is summarized below:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2021	2020	2019
Unrecognized tax benefits as of January 1,	$(2,668)	(2,283)	$(1,725)
Decrease related to prior year tax positions	—	—	—
Increase related to current year tax positions	(9,543)	(385)	(558)
Settlements and expiration of statute of limitations	3,217	—	—
Unrecognized tax benefits as of December 31,	$(8,994)	(2,668)	$(2,283)

Tax loss carryforwards of $229 expire between 2022 and 2025. The tax returns of Singapore and Indonesia are subject to examination for four years and five years, respectively, from the year of filing. For Colombia, tax returns are subject to examination for three years from the due date of the return. The tax returns from the years 2018 and subsequent years remain subject to review for Singapore. The tax returns from the years 2017 and subsequent years, excluding 2019, remain subject to review for Indonesia. As described above, the tax audit for the Indonesian subsidiary’s 2019 tax return was completed in June 2021. For Colombia, tax returns from the years 2018 and subsequent years remain subject to review. Refer to note 17.